iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  76 .2%
Antero Resources Corp.
(a)
.................... 262,188 $ 10,560,933
APA Corp. .............................. 324,121 5,928,173
California Resources Corp. ................... 62,478 2,853,370
Chord Energy Corp. ........................ 51,876 5,024,191
Civitas Resources, Inc. ...................... 76,505 2,105,418
CNX Resources Corp.
(a)
..................... 129,994 4,378,198
Comstock Resources, Inc.
(a)
................... 81,563 2,256,848
ConocoPhillips ........................... 999,432 89,689,027
Coterra Energy, Inc. ........................ 685,580 17,400,020
Crescent Energy Co. , Class A ................. 165,565 1,423,859
Devon Energy Corp. ........................ 576,751 18,346,449
Diamondback Energy, Inc. .................... 150,738 20,711,401
EOG Resources, Inc. ....................... 432,092 51,682,524
EQT Corp. .............................. 415,932 24,257,154
Expand Energy Corp. ....................... 194,520 22,747,169
Gulfport Energy Corp.
(a)
..................... 11,171 2,247,270
Hess Corp. .............................. 159,681 22,122,206
Kosmos Energy Ltd.
(a)
....................... 427,167 734,727
Magnolia Oil & Gas Corp. , Class A .............. 167,923 3,774,909
Matador Resources Co. ..................... 104,588 4,990,939
Murphy Oil Corp. .......................... 120,501 2,711,272
Northern Oil & Gas, Inc. ..................... 88,237 2,501,519
Ovintiv, Inc. .............................. 233,372 8,879,805
Permian Resources Corp. , Class A .............. 572,840 7,802,081
Range Resources Corp. ..................... 214,653 8,729,937
Sable Offshore Corp. , Class A
(a) (b)
............... 65,211 1,433,338
Sitio Royalties Corp. , Class A .................. 69,628 1,279,763
SM Energy Co. ........................... 102,812 2,540,485
Talos Energy, Inc.
(a)
........................ 110,601 937,896
Texas Pacific Land Corp.
(b)
................... 16,932 17,886,795
VAALCO Energy, Inc. ....................... 93,883 338,918
Venture Global, Inc. , Class A
(b)
................. 64,852 1,010,394
Viper Energy, Inc. , Class A ................... 117,744 4,489,579
Vital Energy, Inc.
(a) (b)
........................ 24,401 392,612
Vitesse Energy, Inc. ........................ 26,012 574,605
374,743,784
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  23 .6%
Calumet, Inc.
(a) (b)
.......................... 62,235 $ 980,512
Clean Energy Fuels Corp.
(a)
................... 156,809 305,778
CVR Energy, Inc. .......................... 30,703 824,376
Delek U.S. Holdings, Inc. .................... 54,546 1,155,284
Green Plains, Inc.
(a)
........................ 58,594 353,322
HF Sinclair Corp. .......................... 143,850 5,909,358
Marathon Petroleum Corp. ................... 243,217 40,400,776
Par Pacific Holdings, Inc.
(a)
................... 46,329 1,229,108
PBF Energy, Inc. , Class A .................... 88,295 1,913,353
Phillips 66 ............................... 322,562 38,481,647
REX American Resources Corp
(a)
............... 13,133 639,708
Valero Energy Corp. ........................ 167,447 22,508,226
World Kinect Corp. ......................... 50,863 1,441,966
116,143,414
a
Total Long-Term Investments — 99.8%
(Cost: $ 576,240,080 ) ................................ 490,887,198
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 3,086,254 3,087,489
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 930,062 930,062
a
Total Short-Term Securities — 0.8%
(Cost: $ 4,016,295 ) .................................. 4,017,551
Total Investments — 100.6%
(Cost: $ 580,256,375 ) ................................ 494,904,749
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (3,114,414)
Net Assets — 100.0% ................................. $ 491,790,335
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 25,490,257  $ —  $ (22,403,126)
(a)
$ (1,237) $ 1,595  $ 3,087,489  3,086,254  $ 5,126
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,009,834  —  (79,772)
(a)
—  —  930,062  930,062  8,790  —
$ (1,237) $ 1,595
$ 4,017,551
$ 13,916  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Oil & Gas Exploration & Production ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 9 09/19/25 $ 806 $ (24,759)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 490,887,198  $ —  $ —  $ 490,887,198
Short-Term Securities
Money Market Funds ...................................... 4,017,551  —  —  4,017,551
$ 494,904,749  $ —  $ —  $ 494,904,749
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (24,759) $ —  $ —  $ (24,759)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.